Shareholder Report, Holdings (Details) - God Bless America ETF	Feb. 28, 2026
NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
HCA Healthcare, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Costco Wholesale Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Electronic Arts, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Boeing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Charles Schwab Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Charter Communications, Inc. - Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Regions Financial Corp, [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Banking [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.041%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.071%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.046%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.077%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.117%
Industrial Products Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.047%
Industrial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.074%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.06%
Media Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.089%
Oil and Gas [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.042%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.022%
Retail & Wholesale - Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.042%
Retail & Wholesale - Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.061%
Software & Tech Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.056%
Tech Hardware & Semiconductors Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.121%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.033%
Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.001%